Investments (Mortgage Loans - Narrative) (Details) - Mortgage Loans - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	$ 6	$ 4
Financing receivable, before allowance for credit losses	1,223	813
Financing receivables in nonaccrual status	0	0
Financing receivables modified in a troubled debt restructuring	0	0
Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, before allowance for credit losses	$ 0	$ 0
Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, before allowance for credit losses by performance status as a percentage of financing receivables, before allowance for credit losses	100.00%	100.00%